Defined Benefit Plans - Schedule of Benefit Payments under Defined Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 904
2016	107
2017	116
2018	45
2019	51
2020-2024	459
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	5
2016	5
2017	5
2018	5
2019	5
2020-2024	$ 23